Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Note 19 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2013

March 31, 2013

Assets―
Available-for-sale securities―equity securities	¥1,309,923	-	-	¥1,309,923
	Thousands of Yen
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014
Assets―
Available-for-sale securities―equity securities	¥3,751,011	-	-	¥3,751,011

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Trademark	-	-	¥107,000	¥48,000
	-	-	¥107,000	¥48,000

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Thousands of Yen

March 31, 2013	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥107,000	Relief from royalty method	Discount Rate Royalty rate	7.5% 0.3%

US Dollars [Member]
Note 19 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of U.S. Dollars
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014
Assets―
Available-for-sale securities―equity securities	$36,425	-	-	$36,425